Investment in SLM California - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Capital Investment		$ 4,742	$ 3,517
SLM California
Disclosure of associates [line items]
Net smelter return royalty, percentage		0.8306%	0.7775%
The Company's ownership %		42.70%	40.00%
Capital Investment		$ 4,742	$ 3,517
Proportion of voting rights held in associate, percentage		42.70%
Additional ownership interests in associates, percentage		2.737%	2.26%
Share of royalty income of associates and joint ventures accounted for using equity method		$ 9,263	$ 10,407
Tercero | SLM California
Disclosure of associates [line items]
Proportion of voting rights held in associate, percentage		50.00%
Tercero | SLM California | Share Purchase Agreement
Disclosure of associates [line items]
The Company's ownership %	43.00%
Capital Investment	$ 68,200
Proportion of voting rights held in associate, percentage	67.50%
Caserones
Disclosure of associates [line items]
Net smelter return royalty, percentage	0.418%
Payments for net smelter return royalties	$ 34,100
Proportion of ownership interest in joint operation, percentage	50.00%
Caserones | SLM California
Disclosure of associates [line items]
Net smelter return royalty, percentage	2.88%	0.418%